Deferred tax liabilities	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities

20.	Deferred tax liabilities

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when the deferred taxes relate to the same tax authority. The movements in deferred tax, determined after appropriate offsetting, during the financial year are as follows:

	2024	2023
	USD	USD

As at 1 April	7,797	9,016
Credited to profit or loss (Note 26):
Property, plant and equipment	(7,414)	782
Exchange differences	(383)	(2,001)

As at 31 March	-	7,797

As at 31 March 2023, the deferred tax in the financial statements is in respect of tax effects arising from deductible temporary differences on property, plant, and equipment.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities

20.	Deferred tax liabilities

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when the deferred taxes relate to the same tax authority. The movements in deferred tax, determined after appropriate offsetting, during the financial year are as follows:

	2024	2023
	USD	USD
	(Unaudited)	(Unaudited)

As at 1 April	-	7,797
Credited to profit or loss (Note 26):
Property, plant and equipment	-
Exchange differences	-	(457)

As at 30 September	-	7,340

As at 30 September 2023, the deferred tax in the financial statements is in respect of tax effects arising from deductible temporary differences on property, plant, and equipment.